Share-based Payments - Schedule of Award Activity Related to Stock Incentive Plans (Details) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
BIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	1,216,361	1,035,843	819,229
Granted (in shares)	544,491	536,121	518,965
Forfeited/expired before vesting (in shares)	(13,554)	0	0
Settled (in shares)	(435,309)	(355,603)	(302,351)
Transfer to liability-settled LTIP (in shares)	0	0	0
Transfer to liability-settled RSU (in shares)	0	0	0
As of end of the year (in shares)	1,311,989	1,216,361	1,035,843
ESOP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	3,372,452	7,751,952	13,398,751
Granted (in shares)	450,340	534,437	791,687
Forfeited/expired before vesting (in shares)	(96,015)	(552,490)	(794,005)
Settled (in shares)	(2,949,200)	(4,361,447)	(5,644,481)
Transfer to liability-settled LTIP (in shares)	0	0	0
Transfer to liability-settled RSU (in shares)	(3,733)	0	0
As of end of the year (in shares)	773,844	3,372,452	7,751,952
Equity-Settled LTIP
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
As of beginning of the year (in shares)	40,861,734	23,412,994	0
Granted (in shares)	38,897,622	29,211,506	25,223,010
Forfeited/expired before vesting (in shares)	(4,682,948)	(4,270,590)	(1,744,170)
Settled (in shares)	(15,237,880)	(7,466,212)	0
Transfer to liability-settled LTIP (in shares)	(85,930)	(25,964)	(65,846)
Transfer to liability-settled RSU (in shares)	0	0	0
As of end of the year (in shares)	59,752,598	40,861,734	23,412,994